Share-Based Compensation (Details) (USD $)	8 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 4,000
Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, in shares	500,000
Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, in shares	3,000,000
Shares issued	2,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.50
Shares granted automatically upon election to board of directors, in shares	1,333
Restricted share vesting period	5 years
Periodic vesting percentage	20.00%
Maximum authorized amount as a percentage of shares authorized	5.00%
Share-based compensation	$ 3,600
Maximum [Member] | Contract Purchase Price [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	0.00%
Maximum [Member] | Average Invested Assets [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	2.00%
Maximum [Member] | Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	25.00%
Maximum [Member] | Disposition Fees [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	3.00%
Maximum [Member] | Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	15.00%
Maximum [Member] | Pre-tax Non-compounded Return on Capital Contribution [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	6.00%